Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Shares		Fair Value
	COMMON STOCK - 1.3%
49,160	Acorns (a)(b)(c)	$25,686
16,000	DataRobot, Inc. (a)(b)(c)	38,000
271,800	MASV, Inc. (a)(b)(c)	381,504
6,000	Nuro, Inc. (a)(b)(c)	33,060
39,324	Volato Group, Inc., Class A Shares (c)	9,634

	TOTAL COMMON STOCK - (Cost $513,538)	487,884

Shares
	PREFERRED STOCK - 28.5%
30,552	Abre.io, Inc. (a)(b)(c)	289,418
388,198	Acricycle Global, Inc. (a)(b)(c)	39
29,396	Angler Labs (a)(b)(c)	1
500,000	Athlyt, Inc. (a)(b)(c)	125,000
325,610	Base Social Inc. - Preferred 1 (SAFE Conversion) (a)(b)(c)	504,757
32,254	Base Social Inc. - Series Seed-4 (a)(b)(c)	50,000
118,441	LaSalle Tools, Inc. dba Character (a)(b)(c)	150,000
645,776	Claira Technologies, Inc. - Seed Series (a)(b)(c)	174,997
831,202	Claira Technologies, Inc. - Pre-Seed Series (a)(b)(c)	225,256
6,718	Live Cyber Holdings dba Cloud Range (a)(b)(c)	138,481
4,807	Live Cyber Holdings, Inc (a)(b)(c)	99,089
889	Live Cyber Holdings, Inc - Series A (a)(b)(c)	18,325
20,091	Cloverleaf.me, Inc. - Seed Series (a)(b)(c)	82,723
36,430	Cloverleaf.me, Inc. - Series A (a)(b)(c)	150,000
41,263	Cloverleaf.me, Inc. - Pre-Seed Series (a)(b)(c)	169,891
14,481	Cloverleaf.me, Inc. - Series A Extension (a)(b)(c)	59,663
104,675	Colorcast, Inc. - Seed Series (a)(b)(c)	208,952
179,109	Colorcast, Inc. - Pre-Seed Series (a)(b)(c)	357,538
325,131	Eighty-Six, Inc. (a)(b)(c)	187,666
215,238	Elate, Inc. (a)(b)(c)	163,129
37,866	EVAMORE, INC. (a)(b)(c)	356,932
141,063	YouBet Technology, Inc. - Pre-Seed Series (a)(b)(c)	-
385,353	YouBet Technology, Inc. - Seed Series (a)(b)(c)	10
276,304	Fireroad Holdings Inc. (a)(b)(c)	250,000
26,692	Free Brands, Inc./Freedom (a)(b)(c)	75,000
5,502	EquityZen Growth Technology Fund (a)(b)(c)	77,100
152,905	Gestalt Tech Corp. (a)(b)(c)	129,312
4,384	Made With Love Wellness, Inc. (Good Mylk) (a)(b)(c)	103,550
30,830	GoSite - Series A (a)(b)(c)	-
56,023	GoSite - Seed Series (a)(b)(c)	-
294,218	DayZero, Inc. dba Haekka (a)(b)(c)	181,481
39,453	HANDLE (a)(b)(c)	49,999
58,657	UBQ AI, Corp (Harmony) (a)(b)(c)	200,003
17,730	Healthy Roster, Inc. (a)(b)(c)	65,953
756,811	Journeyfront, Inc. - Series A (a)(b)(c)	150,000
1,020,351	Journeyfront, Inc. - Seed Series (a)(b)(c)	202,234
348,553	Letterhead, Inc. - Seed Series 1 (a)(b)(c)	220,495
428,107	Letterhead, Inc. - Pre-Seed Series (a)(b)(c)	270,820
316,155	Letterhead, Inc. - Seed Series 2 (a)(b)(c)	200,000
639,004	MANTL, Inc. - Seed Series (a)(b)(c)	-
829,663	MANTL, Inc. - Pre-Seed Series (a)(b)(c)	-

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2024

Shares		Fair Value
	PREFERRED STOCK - 28.5% - Continued
135,900	MASV, Inc. (a)(b)(c)	$190,752
54,391	Narratize, Inc. - Series Seed 1 (a)(b)(c)	75,000
124,494	Narratize, Inc. - Series Seed 2 (a)(b)(c)	171,665
239,435	OpStart Growth, Inc. (a)(b)(c)	200,000
286,533	Ottonomy, Inc. - Seed Series (a)(b)(c)	346,103
413,942	Ottonomy, Inc. - Series A (a)(b)(c)	500,001
104,395	Out of Office, Inc. (a)(b)(c)	200,000
1,302,669	Passage, Inc. (a)(b)(c)	537,613
51,411	Energy Club Holdings (PeaTos) - Seed Series (a)(b)(c)	2,571
200,000	Energy Club Holdings (PeaTos) - Series A (a)(b)(c)	10,000
115,199	Quiver Quantitative, Inc. - Seed Series (a)(b)(c)	199,999
177,352	Quiver Quantitative, Inc. - Pre-Seed Series (a)(b)(c)	307,904
53,353	ReadySet Surgical, Inc. (a)(b)(c)	148,500
208,014	Resonado, Inc. - Seed Series (a)(b)(c)	21
772,917	Resonado, Inc. - Series A (a)(b)(c)	77
664,297	Science Retail, Inc. dba Science on Call (a)(b)(c)	150,000
204,083	SmartRIA - Seed Plus B Preferred (a)(b)(c)	26,959
51,903	SmartRIA - Seed Plus C Preferred (a)(b)(c)	10,110
79,618	SmartRIA - Series AA Investor Preferred (a)(b)(c)	16,850
28,248	SmartRIA - Series Seed Plus A Preferred (a)(b)(c)	3,370
311,880	Dr Pino Inc dba Snoots (a)(b)(c)	267,145
413,028	Softdrive Technologies Group Inc. (a)(b)(c)	175,000
551	MRC Impact, LLC (a)(b)(c)	108,958
134,405	TCare, Inc. - Series A (a)(b)(c)	125,279
547,970	TCare, Inc. - Seed Series (a)(b)(c)	385,468
492,902	Signal Cortex, Inc. dba TonDone (a)(b)(c)	234,375
146,972	TripScout, Inc. - Pre-Seed Series (a)(b)(c)	227,255
204,673	TripScout, Inc. - Seed Series (a)(b)(c)	316,475
20,000	Venture360/LIQUIFI (a)(b)(c)	100,000
2,398	Visible, Inc. - Pre-Seed Series (a)(b)(c)	11,694
11,269	Visible, Inc. - Seed Series (a)(b)(c)	54,955
11,628	Visible, Inc. - Bridge Series (a)(b)(c)	56,706
248,085	Warp World, Inc. (a)(b)(c)	100,000

	TOTAL PREFERRED STOCK - (Cost $10,745,328)	10,948,619

Principal Amount ($)
	SIMPLE AGREEMENT FOR FUTURE EQUITY - 28.3%
200,000	1Fort Inc. (a)(b)(c)	$200,000
100,000	4Degrees AV Inc (Seed 1) - 02/10/2020 (a)(b)(c)	100,000
100,000	4Degrees AV Inc (Seed 2) - 06/20/2023 (a)(b)(c)	100,000
150,000	Acricycle Global, Inc. (a)(b)(c)	1
200,000	Banrion Capital Management (a)(b)(c)	100,000
100,000	Get Bizzy, Inc. (Series A) (a)(b)(c)	182,070
300,000	Get Bizzy, Inc. (Seed) (a)(b)(c)	3,565,707
200,000	Branded Hospitality Group (a)(b)(c)	200,000
250,000	A&C Snacks LLC dba Brass Roots (a)(b)(c)	10
250,000	Ownors Technologies Inc. (a)(b)(c)	250,000
100,000	Campus Ink, Inc. (Pre-seed) - 08/31/2022 (a)(b)(c)	302,571
150,000	Campus Ink, Inc. (Seed) - 09/20/2023 (a)(b)(c)	251,945
100,000	Card.io, Inc. (a)(b)(c)	100,000

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2024

Principal Amount ($)		Fair Value
	SIMPLE AGREEMENT FOR FUTURE EQUITY - 28.3% - Continued
250,000	Chezuba Corp. (a)(b)(c)	$250,000
100,000	Creators and Makers, Inc. (Seed 1) -12/12/2023 (a)(b)(c)	100,000
100,000	Creators and Makers, Inc. (Seed 2) - 02/20/2024 (a)(b)(c)	100,000
250,000	Ebombo, Inc. (a)(b)(c)	250,000
100,000	FirstIgnite LTD (Pre-seed) - 10/27/2020 (a)(b)(c)	417,857
150,000	FirstIgnite LTD (Seed) - 09/02/2021 (a)(b)(c)	192,857
50,000	Frenter.com, Inc. (Pre-seed) - 11/23/2021 (a)(b)(c)	5
200,000	Frenter.com, Inc. (Seed) - 04/27/2022 (a)(b)(c)	5
125,000	Gooder AI, Inc. (a)(b)(c)	125,000
250,000	Houski, Inc. (a)(b)(c)	250,000
150,000	INTRVL LLC (a)(b)(c)	150,000
250,000	Kommu (a)(b)(c)	250,000
200,000	Neon Wild, Inc. (a)(b)(c)	150,000
100,000	The Nonsense Company, Inc. (Pre-seed 2) - 02/01/2024 (a)(b)(c)	100,000
100,000	The Nonsense Company, Inc. (Pre-seed 1) - 02/01/2023 (a)(b)(c)	100,000
250,000	Omnee Technologies Corp. (a)(b)(c)	250,000
200,000	PARKPAYUSA, INC (a)(b)(c)	200,000
100,000	Petal (a)(b)(c)	18,765
200,000	Cognata dba Qooper (a)(b)(c)	200,000
75,000	Core Supplement, LLC (Pre-seed 3) - 05/04/2023 (a)(b)(c)	75,000
75,000	Core Supplement, LLC (Pre-seed 2) - 12/15/2021 (a)(b)(c)	75,000
100,000	Core Supplement, LLC (Pre-seed 1) - 07/21/2020 (a)(b)(c)	100,000
250,001	Rescription, Inc. (a)(b)(c)	187,500
100,000	Revnest (a)(b)(c)	100,000
200,000	Serpa Cloud, Inc. (a)(b)(c)	100,000
100,000	Shadowscape, Inc. (a)(b)(c)	75,000
592,682	Spruce Software Inc. (a)(b)(c)	592,682
100,000	Stagetime, Inc. (a)(b)(c)	100,000
200,000	Smart Family Tech, Inc dba Support Pay (a)(b)(c)	200,000
100,000	ThinkRisk Inc. (a)(b)(c)	100,000
150,000	Whipz (a)(b)(c)	150,000
250,000	Worklyfe, Inc. (a)(b)(c)	187,500

	TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY - (Cost $10,904,478)	10,499,475

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE NOTES - 26.1%
50,000	Angler Labs (a)(b)(c)			-
100,000	Cary Rx Inc. (a)(b)(c)			3,187,757
250,000	Cary Rx Inc. (a)(b)(c)			5,266,626
100,000	Cusa Tea, Inc. (a)(b)	8.00	11/15/25	92,030
50,000	GoSite, Inc. (a)(b)	12.00	11/30/26	19,026
50,000	Hatch Apps (a)(b)	8.00	11/08/27	62,103
66,285	Healthy Roster, Inc. (a)(b)	8.00	09/23/27	67,723
100,000	Native Agtech, Inc. (a)(b)	8.00	12/22/25	124,219
100,000	Neopenda, PBC (a)(b)	5.00	06/22/25	72,644
100,000	Energy Club Holdings (PeaTos) (a)(b)	18.00	01/24/27	216,866
200,000	Digitact, Inc. dba Scription Maintenance (a)(b)(c)			449,005
250,000	Translator, Inc. (a)(b)	6.00	03/30/25	228,865
250,000	UnBox The Dress (a)(b)	5.00	11/20/25	165,822
	TOTAL CONVERTIBLE NOTES - (Cost $9,655,497)			9,952,686

Connetic Venture Capital Access Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 12.8%
28,100	Global X Artificial Intelligence & Technology ETF	$1,085,784
4,160	iShares U.S. Technology ETF	663,603
554	Invesco QQQ Trust Series 1	283,221
15,378	ProShares Ultra QQQ 2x Shares	1,664,515
5,018	The Technology Select Sector SPDR Fund	1,166,785

	TOTAL EXCHANGE-TRADED FUNDS - (Cost $4,594,734)	4,863,908

Shares
	DERIVATIVES - 0.0%
	Warrants - 0.0%
12,500	Volato Group, Inc. - Warrants (c)	188

	TOTAL DERIVATIVES - (Cost $226)	188

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 3.3%
	Money Market Funds - 3.3%
1,246,979	Goldman Sachs Financial Square Government Fund, Institutional Class (d)	4.40	1,246,979

	TOTAL SHORT TERM INVESTMESTS - (Cost $1,246,979)		1,246,979

	TOTAL INVESTMENTS - 100.3% - (Cost $37,660,780)		37,999,739
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)		(106,774)
	NET ASSETS - 100.0%		$37,892,965

Inc.	- Incorporated
dba	- doing business as
LLC	- Limited Liability Company
LTD	- Limited Company

(a)	Restricted security
(b)	Level 3 securities fair valued using significant unobservable inputs
(c)	Non-Income Producing
(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.